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MICHIGAN
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================



Dear Shareholder:



We are pleased to present the semi-annual report of Michigan Daily Tax Free Income Fund, Inc. for the period March 1, 2000 through August 31, 2000.

The Fund had net assets of $2,540,167 and 14 active shareholders as of August 31, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President






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
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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 2000
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----      -----      ------      -------  --------
Variable Rate Demand Instruments (b) (102.36%)
------------------------------------------------------------------------------------------------------------------------------------
$   100,000   Berkeley County, SC PCRB
              (Amoco Chemical Company Project) - Series 1994                    07/01/12    4.30%   $   100,000    VMIG-1   A1+
    200,000   Brazoria County, TX Brazos River Harbor Navigation District
              (Venture Project)
              LOC Chase Manhattan Bank, N.A.                                    11/01/18    4.45        200,000    VMIG-1   A1+
    100,000   Burke County, GA PCRB
              (Georgia Power Company Plant V)                                   07/01/24    4.30        100,000    VMIG-1   A1
    100,000   Calcasieu Parish, LA
              Industrial Development Board Environmental RB
              (Citgo Petroleum Corporation) - Series 1996
              LOC Westdeutche Landesbank                                        07/01/26    4.45        100,000      P1     A1+
    100,000   Dade County, FL IDA Facilities RB
              (Florida Power and Light Company) - Series 1993                   06/01/21    4.30        100,000    VMIG-1   A1+
    100,000   Delaware County, PA IDA Airport Facilities RB
              (UPS Project) - Series 1985                                       12/01/15    4.25        100,000             A1+
    300,000   Dinwiddie County, VA IDA (Chaparral Steel Project) - Series A
              LOC Bank of America                                               08/01/29    4.50        300,000    VMIG-1   A1+
    100,000   District of Columbia GO - Series 1992A-1
              LOC Societe Generale                                              10/01/07    4.35        100,000    VMIG-1   A1+
    100,000   Floyd County, GA Development Authority
              (Georgia Kraft Company Project) - Series 1985
              LOC Banque Nationale de Paris                                     12/01/15    4.45        100,000      P1
    100,000   Gulf Coast, TX Waste Disposal Authority (Bayer Corporation)       05/01/27    4.45        100,000      P1     A1+
    100,000   Gwinnett County, GA Development Authority (Volvo Project) (c)
              LOC Union Bank of Switzerland                                     08/01/06    4.40        100,000
    100,000   Hapeville, GA Development Authority IDRB
              (Hapeville Hotel Limited)
              LOC Deutsche Bank                                                 11/01/15    4.25        100,000      P1
    100,000   Illinois HFA RB (Elmhurst Hospital) - Series A                    01/01/28    4.40        100,000    VMIG-1
    100,000   Jacksonville, FL Electric Authority RB
              (Electric System) - Series B                                      10/01/10    4.30        100,000    VMIG-1   A1+
    100,000   Los Angeles, CA Regional Airport
              (American Airlines Los Angeles International)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/24    4.35        100,000      P1
    100,000   Missouri State HEFA
              (Washington University) - Series B                                02/01/40    4.30        100,000    VMIG-1   A1+
    100,000   New York City, NY GO - Series E-2
              LOC Morgan Guaranty Trust Company                                 08/01/20    4.30        100,000    VMIG-1   A1+

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   The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date      Yield     (Note 1)     Moody's  & Poor's
   ------                                                                         ----      -----      ------      -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   200,000   NYS Thruway Authority General RB
              Insured by FGIC                                                   01/01/24    4.15%   $   200,000    VMIG-1   A1+
    100,000   Ohio State PCRB (Sohio Water)                                     05/01/22    4.30        100,000             A1+
    100,000   Port Authority of NY & NJ Special Obligation RB
              (Versatile Structure Obligation)                                  08/01/24    4.05        100,000    VMIG-1   A1+
    100,000   Stevenson, AL Industrial Development Board
              (Mead Corporation Project)
              LOC Credit Suisse First Boston                                    11/01/16    4.25        100,000             A1+
    100,000   Texas Water Development Board - Series A                          03/01/15    4.30        100,000    VMIG-1   A1+
-----------                                                                                         -----------
 2,600,000   Total Variable Rate Demand Instruments                                                   2,600,000
-----------                                                                                         -----------

              Total Investments (102.36%) (Cost $2,600,000+)                                          2,600,000
              Liabilities in Excess of Cash and Other Assets (-2.36%)                               (    59,833)
                                                                                                    -----------
              Net Assets (100.00%), 2,544,670 shares outstanding - Class A (Note 3)                 $ 2,540,167
                                                                                                    ===========
              Net Asset Value, offering and redemption price per share:                             $      1.00
                                                                                                    ===========


              +   Aggregate cost for federal income tax purposes is identical.

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   The accompanying notes are an integral part of these financial statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2000
(UNAUDITED)

================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

KEY:

     FGIC     =   Financial Guaranty Insurance Company        IDRB      =   Industrial Development Revenue Bond

     GO       =   General Obligation                          LOC       =   Letter of Credit

     HEFA     =   Health and Education Facilities Authority   PCRB      =   Pollution Control Revenue Bond

     HFA      =   Hospital Finance Authority                  RB        =   Revenue Bond

     IDA      =   Industrial Development Authority








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2000
(UNAUDITED)
================================================================================



INVESTMENT INCOME

Income:
  Interest......................................................................    $             336,188
                                                                                    ---------------------
Expenses: (Note 2)
  Investment management fee.....................................................                   24,596
  Administration fee............................................................                   17,218
  Shareholder servicing fee (Class A)...........................................                   16,398
  Custodian expenses............................................................                    3,920
  Shareholder servicing and related shareholder expenses........................                    7,304
  Legal, compliance and filing fees.............................................                   12,119
  Audit and accounting..........................................................                   23,744
  Directors' fees...............................................................                    3,000
                                                                                    ---------------------
   Total expenses..............................................................                   108,299
      Less: Fees waived.........................................................    (              58,212)
                                                                                    ---------------------
      Net expenses..............................................................                   50,087
                                                                                    ---------------------

Net investment income...........................................................                  286,101

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................    (                 918)
                                                                                    ---------------------
Increase in net assets from operations..........................................    $             285,183
                                                                                    =====================








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                    Six Months Ended
                                                                     August 31, 2000           Year Ended
                                                                       (Unaudited)          February 29, 2000
                                                                       -----------          -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income.......................................    $        286,101        $        526,137
    Net realized gain (loss) on investments.....................    (            918)                  --
                                                                    ----------------        -----------------
    Increase in net assets from operations......................             285,183                 526,137
Dividends to shareholders from net investment income
    Class A.....................................................    (        269,494)*               526,137)*
Capital share transactions (Note 3)
    Class A.....................................................    (     21,949,639)              4,304,963
                                                                    ----------------        -----------------

        Total increase (decrease)...............................    (     21,933,950)              4,304,963
Net assets:
    Beginning of period.........................................          24,474,117              20,169,154
                                                                    ----------------        -----------------
    End of period (including undistributed net investment
    income of $16,607 & $0, respectively).......................    $      2,540,167        $     24,474,117
                                                                    ================        ================

* Designated as exempt-interest dividends for federal income tax purposes.













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money fund. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended August 31, 2000, the Manager voluntarily waived investment management fees and administration fees of $24,596 and $17,218, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

During the period ended August 31, 2000, the Distributor voluntarily waived shareholder servicing fees for $16,398.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $1,030 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

3. Capital Stock.

At August 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $2,527,535. Transactions in capital stock, all at $1.00 per share, were as follows:

Class A                                                 Six Months Ended                     Year Ended
                                                         August 31, 2000                 February 29, 2000
                                                         ---------------                 -----------------
Sold........................................                   18,637,305                       51,158,068
Issued on reinvestment of dividends.........                      258,893                          482,812
Redeemed....................................           (       40,845,837)              (       47,335,917)
                                                        -----------------                -----------------
Net increase (decrease).....................           (       21,949,639)                       4,304,963
                                                        =================                =================

There were no Class B shares outstanding as of August 31, 2000 and February 29, 2000.

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 2000 amounted to $3,975. Of this amount $3,057 represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 28, 2001 and February 28, 2007.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 58% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6.       Financial Highlights.

                                                                                            Year
                                                Six Months      Year                        Ended                      Year
                                                  Ended         Ended                    February 28,                 Ended
Class A                                         August 31,   February 29,    ----------------------------------    February 29,
-------                                            2000         2000           1999         1998         1997          1996
                                                 --------     --------       --------     --------     --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........     $  1.00      $  1.00        $  1.00      $  1.00      $  1.00       $  1.00
                                                 --------     --------       --------     --------     --------      --------
Income from investment operations:
  Net investment income.....................        0.016        0.026          0.027        0.030        0.028         0.032
Less distributions:
  Dividends from net investment income......     (  0.016)    (  0.026)      (  0.027)    (  0.030)    (  0.028)     (  0.032)
                                                 --------     --------       --------     --------     --------      --------
Net asset value, end of period..............     $  1.00      $  1.00        $  1.00      $  1.00      $  1.00       $  1.00
                                                 ========     ========       ========     ========     ========      ========
Total Return................................        1.66%**      2.58%          2.72%        3.00%        2.82%         3.23%
Ratios/Supplemental Data
Net assets, end of period (000).............     $   2,540    $  24,474      $  20,169    $  51,593    $  45,143     $  57,510
Ratios to average net assets:
  Expenses (net of fees waived)+............        0.61%*       0.81%          0.81%        0.81%        0.82%         0.82%
  Net investment income.....................        3.49%*       2.56%          2.72%        2.96%        2.79%         3.17%
  Management, administration and
    shareholder servicing fees waived.......        0.71%*       0.36%          0.39%        0.21%        0.08%         0.10%
  Expenses paid indirectly..................        0.00%        0.00%          0.00%        0.00%        0.01%         0.02%

                                                                Year                     October 10, 1996
Class B                                                         Ended               (Commencement of Sales) to
-------                                                   February 28, 1998              February 28, 1997
                                                          -----------------              -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................       $  1.00                        $  1.00
                                                              ---------                      ---------
Income from investment operations:
  Net investment income................................          0.018                          0.012
Less distributions:
  Dividends from net investment income.................       (  0.018 )                     (  0.012 )
                                                              ---------                      ---------
Net asset value, end of period.........................       $  1.00                        $  1.00
                                                              =========                      =========
Total Return...........................................          3.19%*                         3.08%*
Ratios/Supplemental Data
Net assets, end of period (000)........................           -0-                             5
Ratios to average net assets:
  Expenses (net of fees waived)........................          0.62%*                         0.60%*
  Net investment income................................          3.15%*                         3.04%*
  Management and administration fees waived............          0.21%*                         0.08%*
  Expenses paid indirectly.............................          0.00%                          0.01%*

  *    Annualized
  **   Not Annualized
  +    Expenses paid indirectly


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[This Page Intentionally Left Blank.]




























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

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MICHIGAN
DAILY
TAX FREE
INCOME
FUND, INC.






                    Semi-Annual Report
                      August 31, 2000
                        (Unaudited)


--------------------------------------------------------------------------------

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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020
Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020
Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105
Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




MI800S


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